Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated condensed income statements [Abstract]
Revenue	$ 513,113	$ 483,215
Other operating income	85,058	40,313
Raw materials and consumables used	(7,274)	(7,140)
Employee benefit expenses	(10,315)	(8,259)
Depreciation, amortization, and impairment charges	(160,297)	(155,711)
Other operating expenses	(141,226)	(128,785)
Operating profit	279,059	223,633
Financial income	36,871	488
Financial expense	(206,106)	(202,696)
Net exchange differences	1,148	(2,963)
Other financial income/(expense), net	(9,687)	6,487
Financial expense, net	(177,774)	(198,684)
Share of profit/(loss) of associates carried under the equity method	2,909	2,076
Profit/(loss) before income tax	104,194	27,025
Income tax	(31,019)	(12,848)
Profit/(loss) for the period	73,175	14,177
Loss/(profit) attributable to non-controlling interests	(5,825)	(1,564)
Profit/(loss) for the period attributable to the Company	$ 67,350	$ 12,613
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217
Basic earnings per share (in dollars per share)	$ 0.67	$ 0.13